CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Parenthetical) (Detail) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	113,817,312	110,000,000	100,000,000
Common Stock, Shares, Outstanding	113,817,312	110,000,000	100,000,000
Parent Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		200,000,000	200,000,000
Common Stock, Shares, Issued		110,000,000	100,000,000
Common Stock, Shares, Outstanding		110,000,000	100,000,000